Related Party Transaction and Balance (Details) - USD ($)	Apr. 12, 2023	Mar. 31, 2024
PRO800 [Member]
Related Party Transaction and Balance (Details) [Line Items]
Cash consideration	$ 700,000
Mr. Yang [Member]
Related Party Transaction and Balance (Details) [Line Items]
Expected credit loss		$ 159,401
TOP 500 SEC PTY LTD [Member[
Related Party Transaction and Balance (Details) [Line Items]
Subsidiary, Ownership Percentage, Parent	100.00%